Shareholders' (deficit) / equity and mezzanine equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Shareholders' (deficit) / equity and mezzanine equity
26.	Shareholders’ (deficit) / equity and mezzanine equity
In connection with our issuances of
non-convertible
redeemable Series A preferred shares and warrants to L Catterton Latin America III, L.P., and convertible redeemable Series B preferred shares to Waha LATAM Investments Limited, on September 18, 2020, we amended our Memorandum of Association and Articles of Association to establish the terms of the Series A Preferred Shares and Series B Preferred Shares. See Note 6 for a description of the terms of the Series A Preferred Shares and Series B Preferred Shares.
Common Stock
We are authorized to issue an unlimited number of common shares without par value. Common stock is entitled to 1 vote per share. Common stock qualifies for dividends, when and if declared by our Board of Directors.
Preferred Stock
We are authorized to issue 150,000 series A preferred shares without par value (the “Series A Preferred Shares”) and 50,000 series B preferred shares without par value (the “Series B Preferred Shares”).
Both Series A Preferred Shares and Series B Preferred Shares are not part of our shareholders’ equity, rather they are classified as mezzanine equity due to their redemption features. See Note 6 for a description of the rights attaching to the Series A Preferred Shares and Series B Preferred Shares.
The Series A Preferred Shares are classified within the mezzanine equity section on our consolidated balance sheets due to the provisions that could cause the equity to be redeemable at the option of the holder. The Series B Preferred Shares are classified within the mezzanine equity section on our consolidated balance sheets due to the provisions that cause the equity to be redeemable upon the occurrence of a change of control.
As of December 31, 2021, and 2020, we have no preferred stock outstanding as part of our shareholders’ equity.
Warrants
Pursuant to the L Catterton Investment Agreement, we agreed to issue to the Catterton Purchaser, warrants to purchase 11,000,000 Common Shares at an exercise price of $0.01 per share (“Penny Warrants”), subject to certain customary anti-dilution adjustments provided under the Warrants, including for stock splits, reclassifications, combinations and dividends or distributions made by the Company on the Common Shares. The Penny Warrants expire ten years after the Catterton Closing Date. The Penny Warrants vest and are exercisable as of the issuance date.
We classified our warrants in our shareholders’ equity and are included in our consolidated balance sheets within “Additional paid-in
capital”. As of December 31, 2021, no warrants were exercised.
Treasury Stock
As of both December 31, 2021 and 2020, our treasury stock was comprised of 5,008,307 shares of common stock amounting to $68,267.
Share Repurchases
During the year ended December 31, 2019, our Board of Directors approved share repurchase programs under which we were authorized to repurchase up to $75,000 and $100,000 of common stock, respectively, and were active for a period of one year as from their respective authorization dates. Under these share repurchases, we could complete the repurchases through a variety of methods, including in the open market, a
10b5-1
program and through privately negotiated transactions. The timing and number of common stocks repurchased depended on a variety of factors, including price, general business and market conditions, and alternative investment opportunities. We were not obligated to purchase any specific number of common stock and the share repurchase program may be suspended, terminated or modified at any time for any reason. We have no share repurchase program outstanding as of December 31, 2021 and 2020.
Shares repurchased under these authorized programs were as follows:

	Year ended December 31,
	2021	2020	2019
Number of shares repurchased	—	—	3,463,832
Average price per share	$—	$—	$12.17

Total cost of repurchases (1)	$—	$—	$42,167

(1)	Amount excludes transaction costs.
Dividends on our Common Stock
During the years ended December 31, 2021, 2020 and 2019, we neither declared nor paid any dividends on our common stock.
Dividends on our Mezzanine-classified Preferred Stock
On March 31, 2021, we paid $7,972 in dividends to our Series A preferred shareholders. In September 2021, we did not pay dividends in cash but instead were accrued and accumulated. We did not pay dividends to our Series A preferred shareholders in 2020.
During the years ended December 31, 2021 and 2020, we paid $2,000 and $553 in dividends to our Series B preferred shareholders, respectively.
Accumulated Other Comprehensive Income / (Loss)
The balance of accumulated other comprehensive income / (loss) as of December 31, 2021, 2020 and 2019 was comprised of foreign currency translation adjustments. These translation adjustments include foreign currency translation losses for the years ended December 31, 2021, 2020 and 2019 of $5,485, $13,190 and $2,441, respectively.